S000069740 [Member] Average Annual Total Returns		12 Months Ended	50 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	14.95%
Russell 2000 Focused Value Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.00%	15.87%
iShares US Small Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	15.46%
Performance Inception Date			Oct. 27, 2020
iShares US Small Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	14.78%
iShares US Small Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.73%	12.20%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.